Expense Example, No Redemption (Vanguard International Explorer Fund Participant)	Vanguard International Explorer Fund Vanguard International Explorer Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505